Other Disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Other Disclosures
Summary of transactions with related parties, Excluding VAT

	Year ended or as of December 31,
	2021	2020	2019
	USD ‘000	USD ‘000	USD ‘000
Purchase of services from NB	80	77	73
Danish Legal Services	450	273	233
Consulting Services	—	14	35
Amounts owed to related parties	2	4	Nil
Amounts owed by related parties	—	—	—